Stock Based Compensation - Summary of Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Options Available, Beginning Balance
Options Available, Exercised
Options Available, Authorized
Options Available, Forfeited
Options Available, Granted
Options Available, Expired
Options Available, Ending Balance
Options Outstanding, Beginning Balance	41,190	49,100
Options Outstanding, Exercised		(6,260)
Options Outstanding, Authorized
Options Outstanding, Forfeited		(1,650)
Options Outstanding, Granted
Options Outstanding, Expired
Options Outstanding, Ending Balance	41,190	41,190
Weighted Average Exercise Price, Beginning Balance	$ 12.06	$ 11.14
Weighted Average Exercise Price, Options Exercised		$ 4.81
Weighted Average Exercise Price, Options Forfeited		$ 12.06
Weighted Average Exercise Price, Ending Balance	$ 12.06	$ 12.06